Document and Entity Information	12 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jul 31, 2012
Registrant Name	MONEY MARKET OBLIGATIONS TRUST
Central Index Key	0000856517
Amendment Flag	false
Document Creation Date	Jan 24, 2013
Document Effective Date	Jan 24, 2013
Prospectus Date	Sep 30, 2012

Federated Money Market Management (the "Fund")

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income consistent with stability of principal.

RISK/RETURN SUMMARY: FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares (IS) of the Fund.

Shareholder Fees (fees paid directly from your investment)	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution (12b-1) Fee	None
Other Expenses	1.40%
Total Annual Fund Operating Expenses	1.60%
Fee Waivers and/or Expense Reimbursements[1]	1.40%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.20%

1Total Annual Fund Operating Expenses have been restated to reflect a decrease in Other Expenses. Effective December 21, 2012, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund's IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.20% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) January 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$163
3 Years	$505
5 Years	$871
10 Years	$1,900

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

The Fund invests primarily in a portfolio of high-quality, dollar-denominated, fixed-income securities which: (1) are issued by banks, corporations and the U.S. government; and (2) mature in 397 days or less.

Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association ("Ginnie Mae"). Finally, the Fund may invest in a few government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities.

In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7").

What are the Main Risks of Investing in the Fund?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
  Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
  Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
  Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
  Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these companies.
  Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same credit enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such a credit enhancement provider.
  Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Prepayment Risk. The Fund may invest in asset-backed and mortgage-backed securities, which may be subject to prepayment risk. If interest rates fall, and unscheduled prepayments on such securities accelerate, the Fund will be required to reinvest the proceeds at the lower interest rates then available.
  Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
  Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees ("Board") were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
  Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance: Bar Chart and Table

Risk/Return Bar Chart

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's IS class total returns on a calendar year basis. The Average Annual Total Return table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Federated Money Market Management -	IS Class
2009	0.89%
2010	0.23%
2011	0.00%

Effective December 21, 2012, the Fund's Premier Shares were redesignated as Institutional Shares.

The Fund's IS class total return for the nine-month period from January 1, 2012 to September 30, 2012, was 0.00%.

Within the period shown in the bar chart, the Fund's IS class highest quarterly return was 0.38% (quarter ended March 31, 2009). Its lowest quarterly return was 0.00% (quarter ended December 31, 2011).

Average Annual Total Return Table

The following table represents the Fund's IS class Average Annual Total Returns for the calendar period ended December 31, 2011.

Calendar Period	Fund
1 Year	0.00%
Start of Performance (7/28/2008)	0.68%

The Fund's IS class 7-Day Net Yield as of December 31, 2011, was 0.00%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Sep 30, 2012
Supplement [Text Block]	mmot5_SupplementTextBlock

Federated Money Market Management (the "Fund")

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income consistent with stability of principal.

RISK/RETURN SUMMARY: FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares (IS) of the Fund.

Shareholder Fees (fees paid directly from your investment)	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution (12b-1) Fee	None
Other Expenses	1.40%
Total Annual Fund Operating Expenses	1.60%
Fee Waivers and/or Expense Reimbursements[1]	1.40%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.20%

1Total Annual Fund Operating Expenses have been restated to reflect a decrease in Other Expenses. Effective December 21, 2012, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund's IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.20% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) January 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$163
3 Years	$505
5 Years	$871
10 Years	$1,900

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

The Fund invests primarily in a portfolio of high-quality, dollar-denominated, fixed-income securities which: (1) are issued by banks, corporations and the U.S. government; and (2) mature in 397 days or less.

Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association ("Ginnie Mae"). Finally, the Fund may invest in a few government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities.

In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7").

What are the Main Risks of Investing in the Fund?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
  Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
  Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
  Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
  Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these companies.
  Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same credit enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such a credit enhancement provider.
  Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Prepayment Risk. The Fund may invest in asset-backed and mortgage-backed securities, which may be subject to prepayment risk. If interest rates fall, and unscheduled prepayments on such securities accelerate, the Fund will be required to reinvest the proceeds at the lower interest rates then available.
  Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
  Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees ("Board") were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
  Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance: Bar Chart and Table

Risk/Return Bar Chart

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's IS class total returns on a calendar year basis. The Average Annual Total Return table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Federated Money Market Management -	IS Class
2009	0.89%
2010	0.23%
2011	0.00%

Effective December 21, 2012, the Fund's Premier Shares were redesignated as Institutional Shares.

The Fund's IS class total return for the nine-month period from January 1, 2012 to September 30, 2012, was 0.00%.

Within the period shown in the bar chart, the Fund's IS class highest quarterly return was 0.38% (quarter ended March 31, 2009). Its lowest quarterly return was 0.00% (quarter ended December 31, 2011).

Average Annual Total Return Table

The following table represents the Fund's IS class Average Annual Total Returns for the calendar period ended December 31, 2011.

Calendar Period	Fund
1 Year	0.00%
Start of Performance (7/28/2008)	0.68%

The Fund's IS class 7-Day Net Yield as of December 31, 2011, was 0.00%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
Federated Money Market Management
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot5_SupplementTextBlock

Federated Money Market Management (the "Fund")

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income consistent with stability of principal.

RISK/RETURN SUMMARY: FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares (IS) of the Fund.

Shareholder Fees (fees paid directly from your investment)	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution (12b-1) Fee	None
Other Expenses	1.40%
Total Annual Fund Operating Expenses	1.60%
Fee Waivers and/or Expense Reimbursements[1]	1.40%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.20%

1Total Annual Fund Operating Expenses have been restated to reflect a decrease in Other Expenses. Effective December 21, 2012, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund's IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.20% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) January 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$163
3 Years	$505
5 Years	$871
10 Years	$1,900

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

The Fund invests primarily in a portfolio of high-quality, dollar-denominated, fixed-income securities which: (1) are issued by banks, corporations and the U.S. government; and (2) mature in 397 days or less.

Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association ("Ginnie Mae"). Finally, the Fund may invest in a few government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities.

In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7").

What are the Main Risks of Investing in the Fund?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
  Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
  Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
  Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
  Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these companies.
  Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same credit enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such a credit enhancement provider.
  Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Prepayment Risk. The Fund may invest in asset-backed and mortgage-backed securities, which may be subject to prepayment risk. If interest rates fall, and unscheduled prepayments on such securities accelerate, the Fund will be required to reinvest the proceeds at the lower interest rates then available.
  Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
  Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees ("Board") were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
  Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance: Bar Chart and Table

Risk/Return Bar Chart

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's IS class total returns on a calendar year basis. The Average Annual Total Return table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Federated Money Market Management -	IS Class
2009	0.89%
2010	0.23%
2011	0.00%

Effective December 21, 2012, the Fund's Premier Shares were redesignated as Institutional Shares.

The Fund's IS class total return for the nine-month period from January 1, 2012 to September 30, 2012, was 0.00%.

Within the period shown in the bar chart, the Fund's IS class highest quarterly return was 0.38% (quarter ended March 31, 2009). Its lowest quarterly return was 0.00% (quarter ended December 31, 2011).

Average Annual Total Return Table

The following table represents the Fund's IS class Average Annual Total Returns for the calendar period ended December 31, 2011.

Calendar Period	Fund
1 Year	0.00%
Start of Performance (7/28/2008)	0.68%

The Fund's IS class 7-Day Net Yield as of December 31, 2011, was 0.00%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Sep 30, 2012
Document Creation Date	dei_DocumentCreationDate	Jan 24, 2013